Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Payables [Abstract]
Payroll payable		$ 369,080	$ 322,474
Other taxes payable	[1]	348,301	307,580
Loans from third parties	[2]		1,424,989
Other accrued expenses		223,699	258,681
Accrued expenses and other payables		$ 941,080	$ 2,313,724

[1]	The balance mainly was VAT payable of $299,621 and $339,459 as of September 30, 2024 and 2025, respectively.
[2]	The balance as of September 30, 2024 were interest-free loans from the third parties, which was fully repaid in October 2024.